Revenue and Accounts Receivable (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Line Items]
Percentage of initial payment by factor of U.S. Federal government receivables										90.00%
Percentage of initial payment by factor of commercial prime contractors										85.00%
Maximum limit of sold receivables										$ 10,000
Sold receivables during the period										12,600	$ 18,100
Loss recognized in selling, general and administrative expenses										100
Balance of sold receivables													$ 0	$ 900
Deferred price related to sold receivables														100
Components of Accounts Receivable [Abstract]
Billed accounts receivable													11,917	18,848
Unbilled receivables													16,745	16,000
Allowance for doubtful accounts		$ (720)			$ (306)	$ (306)			$ (411)	(306)	(411)	$ (429)	(720)	(306)
Total accounts receivable													$ 27,942	$ 34,542
Activities in Allowance for Doubtful Accounts [Roll Forward]
Balance Beginning of Year					306				411	306	411	429
Bad Debt Expenses	[1]									414	(105)	(18)
Deductions	[2]									0	0	0
Balance End of Year		720				306				720	306	411
Revenue by Customer Sector [Abstract]
Revenue		$ 46,473	$ 45,531	$ 36,048	$ 31,166	$ 35,977	$ 34,695	$ 34,943	$ 32,401	$ 159,218	$ 138,016	$ 107,727
Revenue from Contracts and Subcontracts [Member]
Accounts Receivable [Line Items]
Concentration risk percentage										100.00%	100.00%	100.00%
Revenue by Customer Sector [Abstract]
Revenue										$ 159,218	$ 138,016	$ 107,727
Federal [Member]
Revenue by Customer Sector [Abstract]
Revenue										$ 149,257	$ 129,279	$ 101,519
Federal [Member] | Revenue from Contracts and Subcontracts [Member]
Accounts Receivable [Line Items]
Concentration risk percentage										93.70%	93.70%	94.20%
Revenue by Customer Sector [Abstract]
Revenue										$ 149,257	$ 129,279	$ 101,519
Federal [Member] | Accounts Receivable [Member]
Accounts Receivable [Line Items]
Concentration risk percentage										92.70%
State & Local, and Commercial [Member]
Revenue by Customer Sector [Abstract]
Revenue										$ 9,961	$ 8,737	$ 6,208
State & Local, and Commercial [Member] | Revenue from Contracts and Subcontracts [Member]
Accounts Receivable [Line Items]
Concentration risk percentage										6.30%	6.30%	5.80%
Revenue by Customer Sector [Abstract]
Revenue										$ 9,961	$ 8,737	$ 6,208

[1]	Accounts receivable reserves and reversal of allowance for subsequent collections, net
[2]	Accounts receivable written-off and subsequent recoveries, net